Loans and Financing - Schedule of Loans and Financing (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Foreign currency
Financing expenses, Current	$ 840,120	$ 833,085
Financing expenses, Non-current	20,524,854	20,257,483
Foreign currency [Member]
Foreign currency
Financing expenses, Current	275,028	267,528
Financing expenses, Non-current	107,046	108,089
Local currency [Member]
Foreign currency
Financing expenses, Current	565,092	565,557
Financing expenses, Non-current	$ 20,417,808	20,149,394
Local currency [Member] | Livestock financing [Member]
Foreign currency
Average annual interest rate	9.00%
Currency	BRL
Index
Payment terms / non- current debt	2035
Financing expenses, Current	$ 396	211
Financing expenses, Non-current	$ 11,496	10,904
Local currency [Member] | Notes 5,50% JBS Lux 2036 [Member]
Foreign currency
Average annual interest rate	5.50%
Currency	USD
Index
Payment terms / non- current debt	2036
Financing expenses, Current	$ 14,323	33,611
Financing expenses, Non-current	$ 1,231,982	1,231,402
Local currency [Member] | Notes 6,38% JBS USA 2055 [Member]
Foreign currency
Average annual interest rate	6.38%
Currency	USD
Index
Payment terms / non- current debt	2055
Financing expenses, Current	$ 4,648	16,469
Financing expenses, Non-current	$ 731,038	730,804
Local currency [Member] | Notes 6,38% JBS Lux 2066 [Member]
Foreign currency
Average annual interest rate	6.38%
Currency	USD
Index
Payment terms / non- current debt	2066
Financing expenses, Current	$ 47,281	31,167
Financing expenses, Non-current	$ 984,299	984,113
Local currency [Member] | CRA - Agribusiness Receivables Certificates [Member]
Foreign currency
Average annual interest rate	15.45%
Currency	BRL
Index	CDI
Payment terms / non- current debt	2028
Financing expenses, Current	$ 350	2,319
Financing expenses, Non-current	$ 54,727	51,912
Working capital - Dollar [Member] | Foreign currency [Member]
Foreign currency
Average annual interest rate	3.92%
Currency	USD
Index	SOFR
Payment terms / non- current debt	2030
Financing expenses, Current	$ 13,083	9,859
Financing expenses, Non-current	$ 1,749	1,832
CRA - Agribusiness Credit Receivable Certificates [Member] | Foreign currency [Member]
Foreign currency
Average annual interest rate	5.36%
Currency	USD
Index
Payment terms / non- current debt	2029
Financing expenses, Current	$ 1,581	712
Financing expenses, Non-current	$ 65,456	65,478
CRA - Agribusiness Credit Receivable Certificates [Member] | Foreign currency [Member]
Foreign currency
Average annual interest rate	5.30%
Currency	USD
Index
Payment terms / non- current debt	2029
Financing expenses, Current	$ 510	510
Financing expenses, Non-current	$ 18,807	18,788
CRA - Agribusiness Credit Receivable Certificates [Member] | Foreign currency [Member]
Foreign currency
Average annual interest rate	5.49%
Currency	USD
Index
Payment terms / non- current debt	2035
Financing expenses, Current	$ 582	518
Financing expenses, Non-current	$ 19,963	20,024
Export credit note [Member] | Foreign currency [Member]
Foreign currency
Average annual interest rate	4.94%
Currency	USD
Index	SOFR
Payment terms / non- current debt	2026
Financing expenses, Current	$ 258,006	254,903
Financing expenses, Non-current
Others [Member] | Foreign currency [Member]
Foreign currency
Average annual interest rate	5.77%
Currency	Several
Index	Several
Payment terms / non- current debt	Several
Financing expenses, Current	$ 1,266	1,026
Financing expenses, Non-current	$ 1,071	1,967
Others [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	4.68%
Currency	Several
Index	Several
Payment terms / non- current debt
Financing expenses, Current	$ 46,306	44,638
Financing expenses, Non-current	$ 138,377	139,957
Notes 2,50% JBS Lux 2027 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	2.50%
Currency	USD
Index
Payment terms / non- current debt	2027
Financing expenses, Current	$ 552	1,207
Financing expenses, Non-current	$ 105,377	105,257
Notes 3,00% JBS Lux 2029 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	3.00%
Currency	USD
Index
Payment terms / non- current debt	2029
Financing expenses, Current	$ 2,900	7,350
Financing expenses, Non-current	$ 592,187	591,547
Notes 3,75% JBS Lux 2031 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	3.75%
Currency	USD
Index
Payment terms / non- current debt	2031
Financing expenses, Current	$ 6,111	1,438
Financing expenses, Non-current	$ 489,685	489,565
Notes 3,00% JBS Lux 2032 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	3.00%
Currency	USD
Index
Payment terms / non- current debt	2032
Financing expenses, Current	$ 11,250	3,667
Financing expenses, Non-current	$ 985,530	984,999
Notes 3,63% JBS Fin 2032 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	3.63%
Currency	USD
Index
Payment terms / non- current debt	2032
Financing expenses, Current	$ 7,316	15,998
Financing expenses, Non-current	$ 957,754	957,352
Notes 5,75% JBS Lux 2033 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	5.75%
Currency	USD
Index
Payment terms / non- current debt	2033
Financing expenses, Current	$ 47,508	23,356
Financing expenses, Non-current	$ 1,631,467	1,630,496
Notes 6.75% JBS Lux 2034 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	6.75%
Currency	USD
Index
Payment terms / non- current debt	2034
Financing expenses, Current	$ 4,239	29,387
Financing expenses, Non-current	$ 1,488,529	1,487,988
Notes 5,95% JBS USA 2035 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	5.95%
Currency	USD
Index
Payment terms / non- current debt	2035
Financing expenses, Current	$ 26,444	11,404
Financing expenses, Non-current	$ 987,785	987,336
Notes 4,38% JBS Lux 2052 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	4.38%
Currency	USD
Index
Payment terms / non- current debt	2052
Financing expenses, Current	$ 6,344	16,078
Financing expenses, Non-current	$ 888,210	888,144
Notes 6,50% JBS Lux 2052 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	6.50%
Currency	USD
Index
Payment terms / non- current debt	2052
Financing expenses, Current	$ 33,261	7,826
Financing expenses, Non-current	$ 1,527,007	1,526,891
Notes 7.25% JBS Lux 2053 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	7.25%
Currency	USD
Index
Payment terms / non- current debt	2053
Financing expenses, Current	$ 24,469	7,975
Financing expenses, Non-current	$ 883,891	883,791
Notes 6,25% JBS Lux 2056 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	6.25%
Currency	USD
Index
Payment terms / non- current debt	2056
Financing expenses, Current	$ 6,293	38,194
Financing expenses, Non-current	$ 1,235,326	1,235,094
Notes 4,25% PPC 2031 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	4.25%
Currency	USD
Index
Payment terms / non- current debt	2031
Financing expenses, Current	$ 15,508	6,955
Financing expenses, Non-current	$ 787,563	787,139
Notes 3,50% PPC 2032 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	3.50%
Currency	USD
Index
Payment terms / non- current debt	2032
Financing expenses, Current	$ 2,536	10,320
Financing expenses, Non-current	$ 893,193	892,925
Notes 6,25% PPC 2033 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	6.25%
Currency	USD
Index
Payment terms / non- current debt	2033
Financing expenses, Current	$ 14,254	28,508
Financing expenses, Non-current	$ 911,289	910,910
Notes 6,88% PPC 2034 [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	6.88%
Currency	USD
Index
Payment terms / non- current debt	2034
Financing expenses, Current	$ 12,891	4,201
Financing expenses, Non-current	$ 487,973	487,594
Working capital - Euros [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	2.25%
Currency	EUR
Index	Euribor
Payment terms / non- current debt	2026 - 28
Financing expenses, Current	$ 37,709	38,159
Financing expenses, Non-current	$ 15,306	14,343
Working capital - Pounds [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	5.65%
Currency	GBP
Index
Payment terms / non- current debt	2026
Financing expenses, Current	$ 5,347	9,557
Financing expenses, Non-current
CDC - Direct credit to consumers [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	14.99%
Currency	BRL
Index
Payment terms / non- current debt	2026
Financing expenses, Current	$ 293	907
Financing expenses, Non-current
Livestock financing - Pre [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	14.65%
Currency	BRL
Index
Payment terms / non- current debt	2026
Financing expenses, Current	$ 124,547	114,282
Financing expenses, Non-current
Livestock financing [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	14.65%
Currency	BRL
Index	CDI
Payment terms / non- current debt	2026
Financing expenses, Current	$ 251	410
Financing expenses, Non-current
CRA - Agribusiness Receivables Certificates [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	7.45%
Currency	BRL
Index	IPCA
Payment terms / non- current debt
Financing expenses, Current	$ 34,151	26,262
Financing expenses, Non-current	$ 2,292,482	2,138,931
Rivalea ING Credit Facility [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	5.20%
Currency	AUD
Index	BBSN
Payment terms / non- current debt
Financing expenses, Current	$ 303
Financing expenses, Non-current	$ 68,745
PPC Term Loan Revolving Credit Facility [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	3.50%
Currency	USD
Index
Payment terms / non- current debt
Financing expenses, Current	$ 27,169	33,701
Financing expenses, Non-current
Primo ANZ Credit Facility [Member] | Local currency [Member]
Foreign currency
Average annual interest rate	5.25%
Currency	AUD
Index	BBSN
Payment terms / non- current debt
Financing expenses, Current	$ 142
Financing expenses, Non-current	$ 36,590